Earnings (Loss) Per Share (Tables)	12 Months Ended
Jan. 31, 2015
Earnings Per Share [Abstract]
Schedule Of Basic And Diluted Earnings (Loss) Per Common Share
The following table sets forth the computation of basic and diluted earnings per common share attributable to Caleres, Inc. shareholders:

(in thousands, except per share amounts)	2014	2013	2012

NUMERATOR
Net earnings from continuing operations	$82,943	$53,982	$35,171
Net (earnings) loss attributable to noncontrolling interests	(93)	177	287
Net earnings allocated to participating securities	(3,068)	(2,304)	(1,757)
Net earnings from continuing operations	79,782	51,855	33,701

Net loss from discontinued operations	—	(16,086)	(7,967)
Net loss allocated to participating securities	—	687	392
Net loss from discontinued operations	—	(15,399)	(7,575)
Net earnings attributable to Caleres, Inc. after allocation of earnings to participating securities	$79,782	$36,456	$26,126

DENOMINATOR
Denominator for basic continuing and discontinued earnings per common share attributable to Caleres, Inc. shareholders	42,071	41,356	40,659
Dilutive effect of share-based awards for continuing operations and discontinued operations	203	297	135
Denominator for diluted continuing and discontinued earnings per common share attributable to Caleres, Inc. shareholders	42,274	41,653	40,794

Basic earnings (loss) per common share:
From continuing operations	$1.90	$1.25	$0.83
From discontinued operations	—	(0.37)	(0.19)
Basic earnings per common share attributable to Caleres, Inc. shareholders	$1.90	$0.88	$0.64

Diluted earnings (loss) per common share:
From continuing operations	$1.89	$1.25	$0.83
From discontinued operations	—	(0.37)	(0.19)
Diluted earnings per common share attributable to Caleres, Inc. shareholders	$1.89	$0.88	$0.64